Fair Value of Assets and Liabilities - Changes in Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Trading assets	€ 116,748	€ 114,504
Non-trading derivatives	2,231	2,490
Financial assets designated as at fair value through profit or loss	4,242	5,099
Available-for-sale investments	69,730	82,912
Fair value	192,951	205,005
Financial liabilities
Trading liabilities	73,596	83,167
Non-trading derivatives	2,331	3,541
Financial liabilities designated as at fair value through profit or loss	11,215	12,266
Fair value	87,142	98,974
Level 1 [member]
Financial Assets
Trading assets	20,114	17,652
Non-trading derivatives		3
Financial assets designated as at fair value through profit or loss	319	502
Available-for-sale investments	65,310	76,238
Fair value	85,743	94,395
Financial liabilities
Trading liabilities	5,770	6,139
Financial liabilities designated as at fair value through profit or loss	1,285	1,348
Fair value	7,055	7,487
Level 2 [member]
Financial Assets
Trading assets	95,530	95,629
Non-trading derivatives	2,146	2,231
Financial assets designated as at fair value through profit or loss	3,558	4,141
Available-for-sale investments	3,940	6,153
Fair value	105,174	108,154
Financial liabilities
Trading liabilities	66,753	75,650
Non-trading derivatives	2,263	3,517
Financial liabilities designated as at fair value through profit or loss	9,829	10,795
Fair value	78,845	89,962
Level 3 [member]
Financial Assets
Trading assets	1,104	1,223
Non-trading derivatives	85	256
Financial assets designated as at fair value through profit or loss	365	456
Available-for-sale investments	480	521
Fair value	2,034	2,456	€ 2,345
Financial liabilities
Trading liabilities	1,073	1,378
Non-trading derivatives	68	24
Financial liabilities designated as at fair value through profit or loss	101	123
Fair value	€ 1,242	€ 1,525	€ 1,438